EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of number of shares

	Number of subscribed, paid-in and voting shares
Series	2021	2020
A	473,289,301	473,289,301
B	473,281,303	473,281,303

Schedule of equity

	Paid-in and subscribed capital
Series	2021	2020
	ThCh$	ThCh$
A	135,379,504	135,379,504
B	135,358,070	135,358,070
Total	270,737,574	270,737,574

Schedule of dividends declared and paid

		Dividend	Profits imputable	CLP	CLP
Periods approved - paid		type	to dividends	Series A	Series B
04.17.2019	05.30.2019	Final	2018 Results	21.50	23.65
04.17.2019	08.29.2019	Additional	Accumulated Earnings	21.50	23.65
09.24.2019	10.24.2019	Interim	2019 Results	21.50	23.65
12.20.2019	01.23.2020	Interim	2019 Results	22.60	24.86
02-25-2020	05-29-2020	Final	2019 Earnings	26.00	28.60
02-25-2020	08-28-2020	Additional	Accumulated Earnings	26.60	28.60
10-27-2020	11-24-2020	Interim	2020 Earnings	26.60	28.60
12-22-2020	01-29-2021	Interim	2020 Earnings	26.00	28.60
04-15-2021	05-28-2021	Final	2020 Earnings	26.00	28.60
04-15-2021	08-27-2021	Additional	2020 Earnings	26.00	28.60
09-28-2021	10-29-2021	Interim	2021 Earnings	29.00	31.90
12-21-2021	01-28-2022	Interim	2021 Earnings	29.00	31.90

Schedule of other reserves

Concept	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(441,580,088)	(517,496,486)	(339,076,340)
Cash flow hedge reserve	50,603,698	(24,719,533)	(14,850,683)
Reserve for employee benefit actuarial gains or losses	(4,885,926)	(4,663,193)	(2,230,752)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	37,289,310	(113,727,586)	76,993,851

Schedule of foreign currency translation reserves

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Brazil	(167,447,389)	(203,657,392)	(98,794,118)
Argentina	(294,696,228)	(291,332,402)	(246,415,922)
Paraguay	20,563,529	(22,506,692)	6,133,700
Total	(441,580,088)	(517,496,486)	(339,076,340)

Schedule of movement in foreign currency translation reserves

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Brazil	36,210,003	(104,863,274)	15,386,079
Argentina	(3,363,826)	(44,916,480)	(45,297,742)
Paraguay	43,070,221	(28,640,392)	(2,490,149)
Total	75,916,398	(178,420,146)	(32,401,812)

Schedule of consolidated statements of comprehensive income

	Gross
	Balance	Tax	Net Balance
Cash Flow for hedge (1)	104,232,055	(28,944,992)	75,287,063
Exchange rate translation differences (1)	98,973,862	(22,103,267)	76,870,595
Benefit related to defined benefit plans	(357,840)	96,617	(261,223)
Total Comprehensive income as of December 31, 2021	202,848,077	(50,951,642)	151,896,435

	Gross
	Balance	Tax	Net Balance
Cash Flow for hedge (1)	(12,203,755)	2,334,037	(9,869,718)
Exchange rate translation differences (1)	(264,119,093)	84,571,922	(179,547,171)
Benefit related to defined benefit plans	(3,146,362)	849,518	(2,296,844)
Total Comprehensive income as of December 31, 2020	(279,469,210)	87,755,477	(191,713,733)

	Gross
	Balance	Tax	Net Balance
Cash Flow for hedge (1)	(1,865,233)	683,482	(1,181,751)
Exchange rate translation differences (1)	(41,844,584)	9,295,546	(32,549,038)
Benefit related to defined benefit plans	(379,007)	102,332	(276,675)
Total Comprehensive income as of December 31, 2019	(44,088,824)	10,081,360	(34,007,464)

(1)These concepts will be reclassified to the statements of income when it is settled,

Schedule of movement in comprehensive income

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2021:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	102,529,128	98,973,862	3,026,996
Deferred taxes	(28,469,748)	(22,103,267)	(817,289)
Reclassification to the result by function	1,227,683	—	(2,470,930)
Reclassification of deferred taxes related to other reserves	—	—	—
Total Changes in Equity	75,287,063	76,870,595	(261,223)
Majority Equity holders	75,323,231	75,916,398	(222,733)
Non-Controlling interests	(36,168)	954,197	(38,490)
Total Changes in equity as of December 31, 2021	75,287,063	76,870,595	(261,223)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2020:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(11,029,171)	(264,119,093)	(3,338,354)
Deferred taxes	2,029,363	84,571,923	901,356
Reclassification to the result by function	(869,910)	—	140,153
Reclassification of deferred taxes related to other reserves	—	—	—
Total Changes in Equity	(9,869,718)	(179,547,170)	(2,296,845)
Majority Equity holders	(9,686,850)	(178,420,146)	(2,432,441)
Non-Controlling interests	(868)	(1,127,024)	135,596
Total Changes in equity as of December 31, 2020	(9,869,718)	(179,547,170)	(2,296,845)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2019:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(1,724,004)	(41,844,584)	53,511
Deferred taxes	340,835	9,295,546	(14,448)
Reclassification to the result by function	118,779	—	(432,518)
Reclassification of deferred taxes related to other reserves	82,639	—	116,780
Total Changes in Equity	(1,181,751)	(32,549,038)	(276,675)
Major Equity holders	(1,181,751)	(32,401,812)	(276,675)
Non-Controlling interests	—	(147,226)	—
Total Changes in equity as of December 31, 2019	(1,181,751)	(32,549,038)	(276,675)

Schedule of non-controlling interests

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2021	2020	2019	2021	2020	2019	2021	2020	2019
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	33,794	23,662	26,342	3,463	2,312	4,183
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	3,761	2,349	2,290	326	244	409
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	6,331,726	5,037,332	5,368,470	885,010	791,576	622,188
Vital S.A.	35.0000	35.0000	35.0000	8,056,551	8,176,999	7,904,741	499,923	285,269	263,442
Vital Aguas S.A.	33.5000	33.5000	33.5000	2,041,837	1,912,023	1,803,884	130,522	109,110	105,870
Envases Central S.A.	40.7300	40.7300	40.7300	5,738,008	5,227,112	5,148,531	750,192	(70,996)	528,205
Re-Ciclar S.A.*	40.0000	—	—	3,064,078	—	—	64,082	—	—
Total				25,269,755	20,379,477	20,254,258	2,333,518	1,117,515	1,524,297

(*) Re-Ciclar is a company, whose purpose is to produce recycled resin for the Coca-Cola system and third parties. Non-controlling interest reaches 40.0%.

Schedule of subsidiaries financial information

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2021	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	107,589,399	13,197,912	64,121,536	25,441,586	5,575,990	17,976,170
Total non-current assets	209,051,488	11,865,984	279,148,198	16,832,859	5,789,335	20,945,892
Total current liabilities	98,942,717	6,210,788	34,207,817	17,498,997	4,934,841	20,091,524
Total non-current liabilities	19,520,634	868,253	17,242,154	1,756,730	335,449	4,742,707
Net sales	517,466,510	30,750,914	169,216,180	64,513,412	16,005,176	77,475,816
Net Income	20,307,709	1,558,476	40,788,801	1,428,350	389,619	1,841,867

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2020	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	65,077,621	6,212,726	44,658,550	21,175,722	3,798,228	15,600,566
Total non-current assets	140,891,069	8,247,288	226,241,150	14,306,662	7,297,306	18,205,899
Total current liabilities	56,982,545	2,733,092	24,337,015	11,812,384	3,897,100	13,908,411
Total non-current liabilities	10,226,241	491,364	14,399,594	307,146	1,490,904	7,064,568
Net sales	309,936,060	15,148,572	157,152,584	42,955,659	12,929,160	62,267,424
Net Income	13,386,097	1,168,507	36,482,572	815,053	325,700	(174,313)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2019	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	73,309,861	4,350,074	41,266,559	18,534,272	5,266,575	16,265,862
Total non-current assets	160,885,628	9,433,294	248,309,451	15,475,979	8,527,624	20,903,184
Total current liabilities	66,987,371	2,212,255	25,990,081	11,150,695	5,794,282	18,732,369
Total non-current liabilities	12,732,620	618,031	16,161,177	274,583	2,615,188	5,796,119
Net sales	384,856,368	18,509,124	158,892,010	46,818,385	18,201,656	70,633,817
Net Income	24,531,815	1,954,024	28,675,727	752,692	316,031	1,296,840

Schedule of earnings per share

Earnings per share	12.31.2021
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	73,666,409	81,031,741
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	155.65	171.21

Earnings per share	12.31.2020
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	58,095,636	63,904,169
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	122.75	135.02

Earnings per share	12.31.2019
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	82,725,427	90,996,501
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	174.79	192.27